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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        March 31, 2006
                                                     ----------------------

Check here if Amendment [ ];                  Amendment Number:
                                                                  ------------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Caldwell & Orkin, Inc.
          ----------------------------------------------------------
Address:    Suite 150
          ----------------------------------------------------------
            6200 The Corners Parkway
          ----------------------------------------------------------
            Norcross, Georgia  30092
          ----------------------------------------------------------

Form 13F File Number:   28-     2699
                            ----------------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

          Name:     Michael B. Orkin
                  ----------------------------------------------------------
          Title:    CEO
                  ----------------------------------------------------------
          Phone:    (678)  533-7850
                  ----------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Michael B. Orkin      Norcross, Georgia        May 15, 2006
      ---------------------     -------------------      -------------------
         [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE

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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                             ----------------------------

Form 13F Information Table Entry Total:        85
                                             ----------------------------

Form 13F Information Table Value Total:      $ 172,892
                                             ----------------------------
                                                      (thousands)


List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.            Form 13F file Number        Name

          1             28-     3468                C & O Funds Advisor, Inc.
         ---               -----------------        ----------------------------










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Caldwell & Orkin, Inc.
FORM 13F

                   September 30, 2005


                                                      FORM 13F INFORMATION TABLE

                                                                                               Voting Authority
                                                                                               ----------------
                                Title
                                 of                 Value    Shares/   Sh/   Put/   Invstmt    Other
      Name of Issuer            Class    CUSIP     (x$1000)  Prn Amt   Prn   Call   Dscretn    Managers    Sole    Shared    None

      --------------            -----    -----     --------  -------   ---   ----   -------    --------    ----    ------    ----
3COM CORP COM                    COM    885535104      766     149600 SH             Sole                  149600
ABBOTT LABORATORIES              COM    002824100      374       8800 SH             Sole                    8800
ADTRAN INC.                      COM    00738a106      563      21500 SH             Sole                   21500
ALLEGHENY TECHNOLOGIES           COM    01741r102     1224      20000 SH             Sole                   20000
ALTRIA GROUP, INC.               COM    02209s103     5485      77400 SH             Sole                   77400
AMERADA HESS                     COM    42809h107      228       1600 SH             Sole                    1600
AMERICAN EAGLE OUTFITTERS        COM    02553e106     4804     160900 SH             Sole                  160900
ANDREW CORP                      COM    034425108     5761     469100 SH             Sole                  469100
ANHEUSER BUSCH COS INC           COM    035229103      359       8400 SH             Sole                    8400
ARCHER DANIELS MIDLAND CO.       COM    039483102      269       8000 SH             Sole                    8000
ARRIS GROUP                      COM    04269q100     2195     159500 SH             Sole                  159500
AUTOZONE INC.                    COM    053332102     4406      44200 SH             Sole                   44200
BOSTON SCIENTIFIC CORP.          COM    101137107      230      10000 SH             Sole                   10000
BROOKDALE SENIOR LIVING          COM    112463104     3224      85400 SH             Sole                   85400
CACHE, INC.                      COM    127150308     1458      79500 SH             Sole                   79500
CAMECO CORP.                     COM    13321L108      878      24400 SH             Sole                   24400
CARRIER ACCESS CORP              COM    144460102      397      65900 SH             Sole                   65900
CARTER'S INC.                    COM    146229109      972      14400 SH             Sole                   14400
CBS CORP. CL B                   COM    124857202     1053      43900 SH             Sole                   43900
CENTRAL EUROPEAN MEDIA ENT-A     COM    g20045202      768      11200 SH             Sole                   11200
CONNETICS CORP.                  COM    208192104     2487     146900 SH             Sole                  146900
COVANTA HOLDING CORP.            COM    22282e102     3346     200700 SH             Sole                  200700
DEAN FOODS                       COM    242370104     2470      63616 SH             Sole                   63616
EFJ INC.                         COM    26843b101      271      25100 SH             Sole                   25100
FLOW INT'L                       COM    343468104     2712     205900 SH             Sole                  205900
FOUNDRY NETWORKS                 COM    35063r100     3450     190000 SH             Sole                  190000
GENENTECH, INC.                  COM    368710406     2054      24300 SH             Sole                   24300
GILDAN ACTIVEWEAR                COM    375916103      608      12800 SH             Sole                   12800
GLOBAL SANTAFE CORP.             COM    g3930e101      286       4700 SH             Sole                    4700
HALLIBURTON CO                   COM    406216101      219       3000 SH             Sole                    3000
HARMONIC INC                     COM    413160102     3926     616300 SH             Sole                  616300
HARSCO CORP.                     COM    415864107     3734      45190 SH             Sole                   45190
HEALTHEXTRAS, INC.               COM    422211102      268       7600 SH             Sole                    7600
HEWLETT-PACKARD CO.              COM    428236103     1277      38800 SH             Sole                   38800
HEXCEL CORP.                     COM    428291108     5736     261075 SH             Sole                  261075
ICICI BANK-ADR                   COM    45104g104     3412     123250 SH             Sole                  123250
INTL. GAME TECHNOLOGY            COM    459902102      380      10800 SH             Sole                   10800
ISHARES MSCI JAPAN               COM    464286848      426      29600 SH             Sole                   29600
ITRON INC.                       COM    465741106      482       8050 SH             Sole                    8050
JDS UNIPHASE CORP.               COM    46612j101      786     188600 SH             Sole                  188600
JOHNSON & JOHNSON                COM    478160104     2264      38225 SH             Sole                   38225
JOY GLOBAL, INC.                 COM    481165108      359       6000 SH             Sole                    6000
LAMAR ADVERTISING                COM    512815101     1042      19800 SH             Sole                   19800
LOCKHEED MARTIN                  COM    539830109      301       4000 SH             Sole                    4000
MARKEL CORP.                     COM    570535104      304        900 SH             Sole                     900
MATRIX SERVICE CO                COM    576853105      856      74600 SH             Sole                   74600
METLIFE INC.                     COM    59156r108     3746      77450 SH             Sole                   77450
MGI PHARMA, INC.                 COM    552880106     5973     341300 SH             Sole                  341300
MITSUBISHI TOKYO FINAN ADR       COM    606822104     3148     207000 SH             Sole                  207000
MURPHY OIL CORP.                 COM    626717102      359       7200 SH             Sole                    7200
N. AMERICAN PALLADIUM LTD.       COM    656912102     1838     157500 SH             Sole                  157500
NEKTAR THERAPUTICS               COM    640268108     3255     159700 SH             Sole                  159700
NEWELL COMPANY                   COM    651229106     2914     115700 SH             Sole                  115700
NEWMONT MINING CORP.             COM    651639106      327       6300 SH             Sole                    6300
OSI PHARMACEUTICALS              COM    671040103     2491      77600 SH             Sole                   77600
PEPSICO INC.                     COM    713448108     3482      60250 SH             Sole                   60250
PG&E CORP.                       COM    69331c108     3056      78550 SH             Sole                   78550
PIKE ELECTRIC CORP.              COM    721283109      935      44500 SH             Sole                   44500
POWERWAVE                        COM    739363109     7736     573450 SH             Sole                  573450
PPL CORP.                        COM    69351t106     1917      65200 SH             Sole                   65200
PROCTOR & GAMBLE                 COM    742718109     8156     141531 SH             Sole                  141531
PROGRESSIVE CORP.                COM    743315103      261       2500 SH             Sole                    2500
PSYCHIATRIC SOLUTIONS INC.       COM    74439h108     1425      43000 SH             Sole                   43000
REGEN BIOLOGICS INC.             COM    75884m104      178     183100 SH             Sole                  183100
REPUBLIC SERVICES                COM    760759100     2381      56000 SH             Sole                   56000
SCHLUMBERGER LTD.                COM    806857108      240       1900 SH             Sole                    1900
SONUS NETWORKS                   COM    835916107      456      83200 SH             Sole                   83200
STILLWATER MINING COMPANY        COM    86074Q102     2615     158900 SH             Sole                  158900
STRATEX NETWORKS                 COM    86279t109     1084     176200 SH             Sole                  176200
SUNRISE SENIOR LIVING            COM    86768k106     4991     128070 SH             Sole                  128070
TANOX, INC.                      COM    87588q109     5572     286900 SH             Sole                  286900
THOMAS & BETTS CORP.             COM    884315102     1552      30200 SH             Sole                   30200
TOMMY HILFIGER CORP.             COM    G8915Z102     4378     265800 SH             Sole                  265800
TURBOCHEF TECHNOLOGIES INC.      COM    900006206     6198     508050 SH             Sole                  508050
UNITED HEALTHCARE CORP           COM    91324p102      267       4782 SH             Sole                    4782
URBAN OUTFITTERS, INC.           COM    917047102      425      17300 SH             Sole                   17300
VARIAN MEDICAL SYSTEMS           COM    92220p105     1949      34700 SH             Sole                   34700
VERIZON COMMUNICATIONS           COM    92343v104     4403     129275 SH             Sole                  129275
WET SEAL, INC.-A                 COM    961840105     2346     352800 SH             Sole                  352800
WILLIAMS COS, INC.               COM    969457100      616      28800 SH             Sole                   28800
ZARLINK SEMICONDUCTOR            COM    989139100      114      38800 SH             Sole                   38800
ZUMIEZ INC.                      COM    989817101      226       3700 SH             Sole                    3700
ZYMOGENETICS INC.                COM    98985t109      588      27200 SH             Sole                   27200
iSHARES FTSE/XINHUA CHINA 25     COM    464287184     2199      29600 SH             Sole                   29600
S&P 500 PUTS 1300 6/17/2006      PUT      sxyr.t       225         91 SH         PUT Sole                      91

REPORT SUMMARY                  85 DATA RECORDS   172892                   1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


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